Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents
	As of March 31,
	2025		2024
Cash on hand	Rs.	1	Rs.	1
Balances with banks		12,142		4,521
Term deposits with banks (original maturities less than 3 months)		2,511		2,585
Cash and cash equivalents in the statement of financial position	Rs.	14,654	Rs.	7,107
Bank overdrafts used for cash management purposes		61		-
Cash and cash equivalents in the statement of cash flow s	Rs.	14,593	Rs.	7,107
Restricted cash balances included above
Balance in unclaimed dividend	Rs.	80	Rs.	87
Other restricted cash balances		464		213
Total restricted cash balances	Rs.	544	Rs.	300